Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 30, 2017
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	May 01, 2017
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class A
Prospectus:
Trading Symbol	GBEMX
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class C
Prospectus:
Trading Symbol	REMGX
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class R
Prospectus:
Trading Symbol	REMKX
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class Y
Prospectus:
Trading Symbol	RSENX
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund) | Class R6
Prospectus:
Trading Symbol	RSERX